Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF

January 31, 2025 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS - 126.1%

Communication Services - 6.8%
AT&T, Inc., Series A, 5.00%	2,400	$49,056
Liberty Broadband Corp., Series A, 7.00%(1)	201,935	5,098,859
Qwest Corp., 6.50%(1)	1,443,489	24,900,185
Qwest Corp., 6.75%(1)	1,064,394	18,360,796
Telephone and Data Systems, Inc., Series UU, 6.63%(1)	761,046	16,994,157
Telephone and Data Systems, Inc., Series VV, 6.00%(1)	1,720,764	33,382,822
United States Cellular Corp., 5.50%	8,641	192,088
Total Communication Services		98,977,963

Consumer Discretionary - 0.3%
Ford Motor Co., 6.00%(1)
	163,242	3,718,653

Energy - 4.2%
Brookfield Infrastructure Finance ULC, 5.00% (Canada)	4	74
Energy Transfer LP, Series I, 9.25%(1)	3,476,398	41,021,496
GasLog Partners LP, Series A, 8.63% (Greece)(1)	706,753	18,398,547
GasLog Partners LP, Series B, 10.69% (Greece)(1)	45,180	1,159,319
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)(1)	47,750	496,600
Total Energy		61,076,036

Financials - 69.3%†
ACRES Commercial Realty Corp., Series C, 10.23%(1)	79,271	1,971,470
ACRES Commercial Realty Corp., Series D, 7.88%(1)	58,324	1,283,128
Affiliated Managers Group, Inc., 4.20%	3,688	59,893
Affiliated Managers Group, Inc., 6.75%(1)	30,264	752,968
AG Mortgage Investment Trust, Inc., 9.50%(1)	285,991	7,152,635
AG Mortgage Investment Trust, Inc., Series A, 8.25%	400	8,972
AG Mortgage Investment Trust, Inc., Series B, 8.00%(1)	353,853	7,682,998
AG Mortgage Investment Trust, Inc., Series C, 11.09%(1)	453,405	11,466,612
AGNC Investment Corp., Series D, 8.90%(1)	4,332	108,517
AGNC Investment Corp., Series G, 7.75%	1,899	46,127
American National Group, Inc., 7.38%*(1)	1,376,360	35,854,178
American National Group, Inc., Series B, 6.63%(1)	13,145	331,648
Angel Oak Mortgage REIT, Inc., 9.50%(1)	55,705	1,395,410
Apollo Global Management, Inc., 6.75%(1)	121,575	10,829,901
Arbor Realty Trust, Inc., Series D, 6.38%(1)	35,781	652,645
Arbor Realty Trust, Inc., Series E, 6.25%(1)	39,101	704,600
Arbor Realty Trust, Inc., Series F, 6.25%	4	89
Ares Management Corp., Series B, 6.75%(1)	151,275	9,180,880
Argo Group International Holdings, Inc., 7.00%(1)	20,033	503,830
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	385,489	8,187,786
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Aspen Insurance Holdings Ltd., 0.00% (Bermuda)*(1)	1,126,102	$28,546,686
Aspen Insurance Holdings Ltd., 5.63% (Bermuda)	19,660	391,627
Associated Banc-Corp., 6.63%	4,403	108,930
Athene Holding Ltd., 7.25%(1)	117,969	2,983,436
Atlanticus Holdings Corp., 9.25%(1)	1,332,331	33,308,275
Atlanticus Holdings Corp., Series B, 7.63%(1)	43,719	1,033,954
B Riley Financial, Inc., 5.25%(1)	70,929	646,163
B Riley Financial, Inc., 6.00%(1)	123,520	1,193,203
Banc of California, Inc., Series F, 7.75%(1)	1,503,084	38,253,488
Bank of America Corp., Series E, 5.14%	9,676	227,773
Bank of Hawaii Corp., 8.00%(1)	485,724	12,468,535
Bank OZK, Series A, 4.63%(1)	4,301	76,214
Brighthouse Financial, Inc., Series C, 5.38%	4,100	66,830
Brighthouse Financial, Inc., Series D, 4.63%(1)	127,569	1,909,708
Brookfield Finance, Inc., Series 50, 4.63% (Canada)	5,032	84,991
Brookfield Oaktree Holdings LLC, Series A, 6.63%(1)	10,674	235,148
Brookfield Oaktree Holdings LLC, Series B, 6.55%(1)	17,147	377,160
Chimera Investment Corp., 9.00%(1)	136,419	3,419,820
Chimera Investment Corp., 9.25%(1)	110,865	2,786,592
Chimera Investment Corp., Series A, 8.00%(1)	371,079	8,334,434
Chimera Investment Corp., Series B, 10.38%(1)	567,315	14,319,031
Chimera Investment Corp., Series C, 7.75%(1)	758,090	17,557,364
Chimera Investment Corp., Series D, 9.92%(1)	746,100	18,555,507
CION Investment Corp., 7.50%(1)	1,022,524	25,614,226
Compass Diversified Holdings, Series A, 7.25%(1)	716,172	16,658,161
Compass Diversified Holdings, Series B, 7.88%(1)	638,112	15,046,681
Compass Diversified Holdings, Series C, 7.88%(1)	689,449	16,312,363
Corebridge Financial, Inc., 6.38%*(1)	823,559	20,292,494
DigitalBridge Group, Inc., Series H, 7.13%(1)	840,747	20,278,818
DigitalBridge Group, Inc., Series I, 7.15%(1)	1,367,269	33,019,546
DigitalBridge Group, Inc., Series J, 7.13%(1)	631,171	15,167,039
Dime Community Bancshares, Inc., 5.50%(1)	11,890	233,282
Dime Community Bancshares, Inc., 9.00%(1)	278,945	7,364,148
Eagle Point Income Co., Inc., Series B, 7.75%(1)	17,324	432,927
Eagle Point Income Co., Inc., Series C, 8.00%(1)	73,402	1,837,986
Eagle Point Institutional Income Fund, Series A, 8.13%(1)	119,423	2,986,829
Ellington Financial, Inc., 10.05%(1)	543,839	13,731,935
Enterprise Financial Services Corp., Series A, 5.00%(1)	292,977	5,839,032
F&G Annuities & Life, Inc., 7.30%*(1)	314,686	7,851,416
Flagstar Financial, Inc., Series A, 6.38%(1)	1,970,128	43,598,933
Franklin BSP Realty Trust, Inc., Series E, 7.50%(1)	53,617	1,122,204
Gladstone Investment Corp., 7.88%(1)	256,988	6,522,355
Heartland Financial USA, Inc., Series E, 7.00%(1)	16,891	423,120

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2025 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	555,002	$13,508,749
Kemper Corp., 5.88%(1)	233,621	5,478,412
KeyCorp, Series E, 6.13%(1)	48,541	1,203,817
Merchants Bancorp, 7.63%	627,230	15,856,374
Merchants Bancorp, Series C, 6.00%(1)	188,419	4,120,724
MFA Financial, Inc., 9.00%(1)	52,240	1,313,314
MFA Financial, Inc., Series B, 7.50%(1)	470,615	10,395,885
MFA Financial, Inc., Series C, 6.50%(1)	1,019,309	25,085,195
Morgan Stanley, Series A, 5.26%(1)	3,817	91,684
Navient Corp., 6.00%(1)	156,855	2,970,834
New York Community Capital Trust V, 6.00%(1)	712,436	27,785,004
New York Mortgage Trust, Inc., 9.13%*(1)	231,833	5,821,327
New York Mortgage Trust, Inc., Series D, 8.00%(1)	1,556,786	34,903,142
New York Mortgage Trust, Inc., Series E, 11.28%(1)	945,064	23,768,360
NewtekOne, Inc., 8.50%(1)	39,910	1,005,732
NewtekOne, Inc., 8.63%(1)	447,115	11,231,529
Oxford Lane Capital Corp., 8.75%	10,650	273,173
Oxford Lane Capital Corp., Series 2029, 6.00%(1)	27,285	627,282
Pearl Diver Credit Co., Inc., Series A, 8.00%(1)	51,443	1,300,988
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	253,043	6,032,545
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	854,940	20,732,295
PennyMac Mortgage Investment Trust, Series C, 6.75%(1)	140,868	2,796,230
Prospect Capital Corp., Series A, 5.35%(1)	833,259	12,982,175
Ready Capital Corp., 6.20%	4	96
Ready Capital Corp., 9.00%*(1)	360,633	9,062,707
Ready Capital Corp., Series C, 6.25%	305	5,414
Ready Capital Corp., Series E, 6.50%	8,458	152,075
Redwood Trust, Inc., 9.00%(1)	328,815	8,256,545
Redwood Trust, Inc., 9.13%*(1)	115,348	2,849,096
Redwood Trust, Inc., 10.00%	16,701	425,040
Regions Financial Corp., 6.95%(1)	960,420	24,490,710
Rithm Capital Corp., Series A, 11.43%(1)	7,454	187,766
Rithm Capital Corp., Series B, 11.26%	14,974	375,398
Rithm Capital Corp., Series C, 6.38%(1)	300,145	7,410,580
Rithm Capital Corp., Series D, 7.00%(1)	84,565	2,006,727
RiverNorth Opportunities Fund, Inc., Series A, 6.00%(1)	105,275	2,463,435
SLM Corp., Series B, 6.32%(1)	381,785	28,641,511
Sound Point Meridian Capital, Inc., 8.00%(1)	212,176	5,302,278
State Street Corp., Series G, 5.35%	19,666	468,444
Synchrony Financial, Series A, 5.63%(1)	751,419	14,652,671
Synchrony Financial, Series B, 8.25%(1)	146,876	3,820,245
Synovus Financial Corp., Series D, 7.92%	1,598	40,334
Synovus Financial Corp., Series E, 8.40%	3,874	100,065
Texas Capital Bancshares, Inc., Series B, 5.75%(1)	55,819	1,180,572
TPG RE Finance Trust, Inc., Series C, 6.25%(1)	24,868	456,328
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Trinity Capital, Inc., 7.88%(1)	740,270	$18,687,764
Two Harbors Investment Corp., Series A, 8.13%	4	97
Two Harbors Investment Corp., Series B, 7.63%(1)	820,495	19,363,682
Two Harbors Investment Corp., Series C, 7.25%(1)	1,261,421	31,182,327
Valley National Bancorp, Series A, 6.25%(1)	1,114,312	27,991,517
Valley National Bancorp, Series B, 8.43%(1)	177,280	4,447,955
Valley National Bancorp, Series C, 8.25%(1)	887,591	23,237,132
Webster Financial Corp., Series F, 5.25%	4,956	98,228
WesBanco, Inc., Series A, 6.75%	5,624	141,162
Wintrust Financial Corp., Series E, 6.88%(1)	18,401	462,233
Total Financials		1,006,637,555

Health Care - 0.0%(2)
XOMA Royalty Corp., Series A, 8.63%(1)
	6,053	156,349

Industrials - 12.9%
Alta Equipment Group, Inc., Series A, 10.00%	206	5,228
Atlas Corp., Series D, 7.95% (Canada)	6,620	165,235
Atlas Corp., Series H, 7.88% (Canada)(1)	75,414	1,875,546
Babcock & Wilcox Enterprises, Inc., 6.50%(1)	289,388	5,891,940
Babcock & Wilcox Enterprises, Inc., 8.13%(1)	877,072	19,251,730
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%(1)	1,628,723	17,671,645
Boeing Co., 6.00%(1)	453,952	27,232,581
Chart Industries, Inc., Series B, 6.75%	9,246	718,877
FTAI Aviation Ltd., Series B, 11.07%(1)	996,272	25,305,309
FTAI Aviation Ltd., Series C, 8.25%(1)	66,696	1,647,391
FTAI Aviation Ltd., Series D, 9.50%	19,665	503,424
Pitney Bowes, Inc., 6.70%(1)	856,638	17,201,291
Triton International Ltd., 0.00% (Bermuda)*	1,049,000	26,235,490
Triton International Ltd., 6.88% (Bermuda)(1)	459,559	10,758,276
Triton International Ltd., 7.38% (Bermuda)(1)	933,847	22,729,836
Triton International Ltd., Series E, 5.75% (Bermuda)(1)	535,297	10,636,351
Total Industrials		187,830,150

Information Technology - 0.9%
Hewlett Packard Enterprise Co., 7.63%(1)
	205,627	12,569,979

Materials - 0.5%
Ramaco Resources, Inc., 8.38%(1)
	313,010	7,834,640

Real Estate - 24.5%
Armada Hoffler Properties, Inc., Series A, 6.75%	12,269	272,740
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	397,669	5,730,410
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	128,773	2,630,369
City Office REIT, Inc., Series A, 6.63%(1)	220,101	4,085,074

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2025 (unaudited)

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
CTO Realty Growth, Inc., Series A, 6.38%(1)	267,435	$6,057,403
DiamondRock Hospitality Co., 8.25%(1)	13,633	344,097
Digital Realty Trust, Inc., Series J, 5.25%	2,174	46,763
Digital Realty Trust, Inc., Series L, 5.20%	23,543	491,107
Diversified Healthcare Trust, 5.63%(1)	1,628,313	23,854,785
Diversified Healthcare Trust, 6.25%(1)	1,401,960	22,851,948
EPR Properties, Series C, 5.75%	20,796	443,371
EPR Properties, Series E, 9.00%(1)	475,107	13,542,925
EPR Properties, Series G, 5.75%(1)	555,449	11,020,108
Gladstone Land Corp., Series B, 6.00%	2,285	45,814
Global Net Lease, Inc., Series A, 7.25%(1)	779,079	17,357,880
Global Net Lease, Inc., Series B, 6.88%(1)	695,742	14,721,901
Global Net Lease, Inc., Series D, 7.50%(1)	1,411,514	31,999,022
Global Net Lease, Inc., Series E, 7.38%(1)	449,629	10,274,023
Hudson Pacific Properties, Inc., Series C, 4.75%(1)	1,132,912	15,804,122
LXP Industrial Trust, Series C, 6.50%(1)	37,257	1,758,538
National Healthcare Properties, Series B, 7.13%(1)	540,334	7,564,676
Office Properties Income Trust, 6.38%(1)	597,239	7,411,736
Pebblebrook Hotel Trust, Series E, 6.38%(1)	65,251	1,301,757
Pebblebrook Hotel Trust, Series F, 6.30%(1)	537,974	10,727,202
Pebblebrook Hotel Trust, Series G, 6.38%(1)	165,466	3,312,629
Pebblebrook Hotel Trust, Series H, 5.70%(1)	113,744	2,037,155
Regency Centers Corp., Series B, 5.88%(1)	206,080	4,585,280
RLJ Lodging Trust, Series A, 1.95%(1)	1,412,033	35,399,667
Saul Centers, Inc., Series E, 6.00%(1)	756,500	16,151,275
SL Green Realty Corp., Series I, 6.50%(1)	378,578	8,915,512
Summit Hotel Properties, Inc., Series E, 6.25%(1)	452,225	9,419,847
Summit Hotel Properties, Inc., Series F, 5.88%(1)	150,873	2,911,849
Sunstone Hotel Investors, Inc., Series H, 6.13%(1)	10,331	218,501
Sunstone Hotel Investors, Inc., Series I, 5.70%(1)	104,509	2,146,615
Vornado Realty Trust, Series L, 5.40%(1)	725,456	12,898,608
Vornado Realty Trust, Series M, 5.25%(1)	1,110,187	19,461,578
Vornado Realty Trust, Series N, 5.25%(1)	904,718	15,886,848
Vornado Realty Trust, Series O, 4.45%(1)	875,812	13,032,083
Total Real Estate		356,715,218

Utilities - 6.7%
Brookfield BRP Holdings Canada, Inc., 7.25% (Canada)(1)	271,061	6,792,789
Brookfield Infrastructure Finance ULC, 7.25% (Canada)(1)	108,462	2,688,773
Eagle Point Credit Co., Inc., Series F, 8.00%(1)	109,717	2,749,344
NextEra Energy, Inc., 6.93%(1)	680,609	28,231,661
NextEra Energy, Inc., 7.30%	17,256	841,403
PG&E Corp., Series A, 6.00%*(1)	85,050	3,591,662
SCE Trust IV, Series J, 5.38%(1)	1,995,955	45,008,785
SCE Trust VI, 5.00%(1)	425,331	7,332,706
SCE Trust VII, Series M, 7.50%	5,164	120,476
Sempra, 5.75%	2,316	54,333
South Jersey Industries, Inc., 5.63%(1)	5,636	92,402
Southern Co., 6.50%*	787	20,769
Security Description	Shares	Value

PREFERRED STOCKS (continued)

Utilities (continued)
Spire, Inc., Series A, 5.90%	5,368	$130,711
Total Utilities		97,655,814

Total Preferred Stocks
(Cost $1,796,075,861)		1,833,172,357
COMMON STOCKS - 0.3%
Utilities - 0.3%
Algonquin Power & Utilities Corp. (Canada)(1)	1,071,179	4,756,035
UGI Corp.	50	1,536
Total Utilities		4,757,571
Total Common Stocks
(Cost $5,948,243)		4,757,571

Principal
CORPORATE BOND – 0.0%(2)
Financials – 0.0%(2)
Hudson Pacific Properties LP, 4.65%, 04/01/29	25,000	20,109

(Cost $20,976)

	Shares
MONEY MARKET FUNDS - 0.3%
Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.31%(3)	1,821,166	1,821,166
RBC BlueBay Government Money Market Fund - Institutional Shares, 4.30%(3)	1,821,166	1,821,166
(Cost $3,642,332)		3,642,332

TOTAL INVESTMENTS - 126.7%
(Cost $1,805,687,412)		1,841,592,369
Liabilities in Excess of Other Assets - (26.7)%		(388,295,518)
Net Assets - 100.0%		$1,453,296,851

*	Non-income producing security.
†	Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.
(1)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at January 31, 2025 was $1,746,281,795.
(2)	Amount rounds to less than 0.05%.
(3)	The rate shown reflects the seven-day yield as of January 31, 2025.

Schedule of Investments - Virtus InfraCap U.S. Preferred Stock ETF (continued)

January 31, 2025 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2025.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$1,833,172,357	$—	$—	$1,833,172,357
Common Stocks	4,757,571	—	—	4,757,571
Corporate Bond	—	20,109	—	20,109
Money Market Funds	3,642,332	—	—	3,642,332
Total	$1,841,572,260	$20,109	$—	$1,841,592,369